FAIR VALUE MEASUREMENTS - DOLLAR THRIFTY (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Non-vehicle debt-Term Loan Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Series 2006-1 notes Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Series 2007-1 notes Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Series 2010-1 VFN Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Carrying Value Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Carrying Value Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Carrying Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Carrying Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Carrying Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Carrying Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Carrying Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Carrying Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Carrying Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Carrying Value Non-vehicle debt-Term Loan Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Fair Value Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Fair Value Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Fair Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Fair Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Fair Value Vehicle debt and obligations-floating rates Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Fair Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Fair Value Vehicle debt and obligations-fixed rates Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Fair Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Fair Value Vehicle debt and obligations-Canadian dollar denominated Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Fair Value Non-vehicle debt-Term Loan Dollar Thrifty Automotive Group Inc.
Fair values of financial instruments
Debt and other obligations	$ 15,876,109	$ 15,014,474	$ 10,907,849	$ 1,481,137	$ 1,399,955	$ 1,397,243	$ 49,118	$ 148,125	$ 500,000	$ 500,000	$ 200,000	$ 1,481,169	$ 1,400,000	$ 510,000	$ 500,000	$ 1,200,000	$ 900,000	$ 900,000	$ 71,169	$ 49,118	$ 148,125	$ 1,507,988	$ 1,395,112	$ 510,000	$ 495,820	$ 1,178,875	$ 926,819	$ 899,292	$ 71,169	$ 49,118	$ 146,459